Note 33 - Employee Benefits - Regional Asset Break Down (Detail) - Regional Asset Break Down [Domain Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 537	€ 395
Equity instruments	1,427	1,538
Government bonds (investment-grade and above)	2,382	3,356
Government bonds (non-investment-grade)	94	109
Non-government bonds (investment-grade and above)	5,453	5,713
Non-government bonds (non-investment-grade)	441	435
Structured products, Regional Asset Break Down	159	232
Subtotal	€ 10,493	€ 11,778
Share (in %)	100.00%	100.00%
Regional Asset Break Down, Other	€ 5,613	€ 4,740
Fair value of plan assets	16,106	16,518
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	(20)	(20)
Equity instruments	29	21
Government bonds (investment-grade and above)	376	420
Government bonds (non-investment-grade)	2	0
Non-government bonds (investment-grade and above)	500	503
Non-government bonds (non-investment-grade)	26	5
Structured products, Regional Asset Break Down	23	32
Subtotal	€ 936	€ 961
Share (in %)	9.00%	8.00%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 172	€ 98
Equity instruments	30	52
Government bonds (investment-grade and above)	77	919
Government bonds (non-investment-grade)	0	1
Non-government bonds (investment-grade and above)	632	693
Non-government bonds (non-investment-grade)	27	67
Structured products, Regional Asset Break Down	21	98
Subtotal	€ 959	€ 1,928
Share (in %)	9.00%	16.00%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 30	€ 67
Equity instruments	818	921
Government bonds (investment-grade and above)	300	419
Government bonds (non-investment-grade)	1	0
Non-government bonds (investment-grade and above)	1,843	1,909
Non-government bonds (non-investment-grade)	22	29
Structured products, Regional Asset Break Down	83	77
Subtotal	€ 3,097	€ 3,422
Share (in %)	30.00%	29.00%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 311	€ 195
Equity instruments	345	325
Government bonds (investment-grade and above)	980	910
Government bonds (non-investment-grade)	0	2
Non-government bonds (investment-grade and above)	2,021	2,099
Non-government bonds (non-investment-grade)	359	330
Structured products, Regional Asset Break Down	15	14
Subtotal	€ 4,031	€ 3,875
Share (in %)	38.00%	33.00%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 20	€ 29
Equity instruments	150	179
Government bonds (investment-grade and above)	207	191
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	392	449
Non-government bonds (non-investment-grade)	3	3
Structured products, Regional Asset Break Down	17	10
Subtotal	€ 789	€ 861
Share (in %)	8.00%	7.00%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 24	€ 26
Equity instruments	55	40
Government bonds (investment-grade and above)	442	497
Government bonds (non-investment-grade)	91	106
Non-government bonds (investment-grade and above)	65	60
Non-government bonds (non-investment-grade)	4	1
Structured products, Regional Asset Break Down	0	1
Subtotal	€ 681	€ 731
Share (in %)	6.00%	6.00%